SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                       OCTOBER 31, 2001
--------------------------------------------------------------------------------
     SHARES        SECURITY                                         VALUE
================================================================================
COMMON STOCKS--95.2%
CAPITAL GOODS/ PRODUCER MANUFACTURING / INDUSTRIAL SERVICES--12.7%
       8,393       Alliant Techsystems, Inc.*                      $   732,373
      13,381       Aptargroup, Inc.                                    402,768
       2,800       Brooks Automation, Inc.*                             90,384
       8,136       Carlisle Inc.                                       243,104
       7,094       Gentex Corp.*                                       168,837
       8,749       Idex Corp.                                          254,596
       9,136       Mettler Toledo International, Inc.*                 419,434
       2,800       Mueller Industries, Inc.*                            81,060
      13,000       Phillips-Van Heusen Corp.                           111,020
      10,374       Shaw Group Inc.*                                    285,285
       4,000       Teleflex Inc.                                       160,000
--------------------------------------------------------------------------------
                                                                     2,948,861
--------------------------------------------------------------------------------
COMMERCIAL SERVICES--0.9%
       4,100       National Processing, Inc.*                          107,215
       4,400       Plexus Corp.*                                       110,000
--------------------------------------------------------------------------------
                                                                       217,215
--------------------------------------------------------------------------------
CONSUMER DURABLES--1.0%
      11,103       Callaway Golf Co.                                   158,662
       3,500       Jakks Pacific Inc.*                                  65,975
--------------------------------------------------------------------------------
                                                                       224,637
--------------------------------------------------------------------------------
CONSUMER NON-DURABLES--1.5%
       7,200       International Mutifoods Corp*                       156,744
       8,900       Smithfield Foods Inc.*                              187,345
--------------------------------------------------------------------------------
                                                                       344,089
--------------------------------------------------------------------------------
CONSUMER SERVICES--4.3%
       5,143       Emmis Communications Corp.*                          69,688
       5,000       GTECH Holdings Corp.*                               199,500
      13,332       Isle of Capri Casinos, Inc.*                        120,921
      10,250       P F Chang's China Bistro, Inc.*                     406,207
       5,600       Watson Wyatt & Company Holdings*                     98,784
       4,675       Westwood One, Inc.*                                 111,218
--------------------------------------------------------------------------------
                                                                     1,006,318
--------------------------------------------------------------------------------
ELECTRONIC TECH / TECHNOLOGY SERVICES--15.1%
       2,535       Advanced Technical Products, Inc.*                   69,434
      19,406       Aeroflex, Inc.*                                     284,686
       8,279       Anaren Microwave, Inc.*                             126,586
       4,554       Bisys Group, Inc.*                                  236,899
       2,400       Black Hills Corp.                                    65,904
       3,600       CACI International Inc.*                            223,956
      10,200       DDi Corp.*                                           92,106
       3,900       DRS Technologies, Inc.*                             157,365
       4,800       EDO Corp.                                           129,360
      10,700       eFunds Corp.*                                       165,850
       6,438       Emulex Corp.*                                       152,452
       4,600       Mercury Computer Systems, Inc.*                     216,936
       6,856       National Instruments Corp.*                         197,521

                      SEE NOTES TO FINANCIAL STATEMENTS.

                    15 | 2001 Annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (CONTINUED)                           OCTOBER 31, 2001
--------------------------------------------------------------------------------

     SHARES        SECURITY                                           VALUE
================================================================================
ELECTRONIC TECH / TECHNOLOGY SERVICES--(CONTINUED)
       5,750       Newport Corp.                                   $    89,643
       9,787       Powerwave Technologies, Inc.*                       149,741
      26,619       REMEC, Inc.*                                        238,240
       5,801       Spectralink Corp.*                                   65,435
      11,500       Technitrol, Inc.                                    286,120
       5,500       United Industrial Corp.                             105,985
      18,044       Varian Inc.*                                        457,235
--------------------------------------------------------------------------------
                                                                     3,511,454
--------------------------------------------------------------------------------
ENERGY / MINERALS--5.7%
       2,702       Atwood Oceanics Inc.*                                82,438
      20,720       Hanover Compressor Co.*                             571,458
       2,400       Penn Virginia Corp.                                  92,400
      15,486       Precision Drilling Corp.*                           393,035
      11,895       Varco International Inc.*                           178,425
--------------------------------------------------------------------------------
                                                                     1,317,756
--------------------------------------------------------------------------------
FINANCE--9.6%
       7,499       Affiliated Managers Group Inc.*                     462,688
      11,125       Banknorth Group Inc.                                243,971
       9,007       Chittenden Corp.                                    222,833
      15,617       Cullen Frost Bankers, Inc.                          421,034
       5,800       Philadelphia Consolidated Holding Corp.*            227,302
       8,730       SEI Investments Co.                                 268,448
      10,762       West America Bancorporation                         393,243
--------------------------------------------------------------------------------
                                                                     2,239,519
--------------------------------------------------------------------------------
HEALTH SERVICES/TECHNOLOGY--18.5%
       4,600       Alkermes, Inc.                                      117,990
       6,889       Alpharma, Inc.                                      190,825
       3,324       Andrx Corp.*                                        215,827
       5,073       CIMA Labs Inc.*                                     274,196
       3,600       Cooper Companies, Inc.                              172,800
      10,203       Corixa Corp.*                                       132,333
       3,209       Cubist Pharmaceuticals Inc.*                        129,323
       5,548       Curagen Corp.                                       127,992
       7,200       DIANON Systems, Inc.*                               331,920
       1,500       Digene Corp.*                                        53,175
       3,747       Enzon, Inc.*                                        231,752
       2,350       Integra Lifesciences Holdings*                       69,090
       6,323       K V Pharmaceuticals Co.*                            159,782
      10,136       Lifepoint Hospitals, Inc.*                          316,040
       5,900       Medarex, Inc.*                                      121,540
       3,874       Medicis Pharmaceutical Corp.*                       223,491
       2,400       Myriad Genetics, Inc.*                              110,400
       3,446       NPS Pharmaceuticals Inc.*                           124,504
       3,000       Neurocrine Biosciences, Inc.*                       126,210
       3,312       Pharmacyclics Inc.*                                  71,970
       5,230       Shire Pharmaceuticals Group PLC, ADRs*              233,781
       3,427       Specialty Laboratories Inc.*                         98,732
       2,900       Taro Pharma Industries Ltd.*                        122,090


                      SEE NOTES TO FINANCIAL STATEMENTS.

                    16 | 2001 Annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (CONTINUED)                         OCTOBER 31, 2001
--------------------------------------------------------------------------------

     SHARES        SECURITY                                            VALUE
================================================================================
HEALTH SERVICES/TECHNOLOGY--(CONTINUED)
      12,940       Triad Hospitals Inc.*                           $   348,086
       2,400       Varian Medical Systems, Inc.*                       161,040
       1,640       Vertex Pharmaceuticals Inc.*                         40,180
--------------------------------------------------------------------------------
                                                                     4,305,069
--------------------------------------------------------------------------------
RETAIL--3.8%
       3,663       Abercrombie & Fitch Co.*                             68,938
       6,300       Chico's FAS, Inc.*                                  163,800
      11,979       Cost Plus, Inc.*                                    232,992
       3,400       Fred's, Inc.                                        111,350
       6,991       Linens`n Things, Inc.                               127,236
       6,790       Ultimate Electronics Inc.*                          123,171
       6,200       Wild Oats Market, Inc.*                              43,400
--------------------------------------------------------------------------------
                                                                       870,887
--------------------------------------------------------------------------------
SEMI-CONDUCTOR--9.9%
       8,100       Advanced Power Technology, Inc.*                     76,707
      18,600       Asyst Technologies Inc.*                            169,260
       4,562       ATMI Inc.*                                           86,952
       6,200       DuPont Photomasks, Inc.*                            223,448
      15,249       Emcore Corp.*                                       170,179
       6,372       Exar Corp.*                                         143,625
       5,100       MKS Instruments, Inc.*                              110,058
      51,078       Oak Technology*                                     510,269
       3,500       PRI Automation Inc.*                                 57,540
      13,015       Semtech Corp.*                                      491,316
       7,700       TriQuint Semiconductor, Inc.*                       136,136
       3,700       Varian Semiconductor Equipment*                     111,148
--------------------------------------------------------------------------------
                                                                     2,286,638
--------------------------------------------------------------------------------
SOFTWARE--6.3%
       5,646       Activision, Inc.*                                   204,103
       8,647       Actuate Corp.*                                       35,885
       2,000       Advent Software, Inc.*                               77,140
       6,800       Agile Software Corp.*                                64,736
       9,046       HNC Software Inc.*                                  156,496
       3,636       Macrovision Corp.*                                   89,482
      16,200       Manugistics Group, Inc.*                            124,740
       5,500       MCSi, Inc.*                                         121,000
       9,947       Mercury Interactive Corp.*                          236,938
       5,700       Netegrity, Inc.*                                     66,918
       9,736       NetIQ*                                              274,068
--------------------------------------------------------------------------------
                                                                     1,451,506
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--2.4%
       3,000       Commonwealth Telephone Enterprises, Inc.            128,490
      15,029       Dobson Communications Corp.*                        148,336
       9,415       Western Wireless Corp.*                             274,636
--------------------------------------------------------------------------------
                                                                       551,462
--------------------------------------------------------------------------------


                      SEE NOTES TO FINANCIAL STATEMENTS.

                    17 | 2001 Annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (CONTINUED)                           OCTOBER 31, 2001
--------------------------------------------------------------------------------

     SHARES        SECURITY                                            VALUE
================================================================================
TRANSPORTATION--1.8%
       9,830       CH Robinson Worldwide                           $   263,149
       6,600       Knight Transportation, Inc.                         160,974
--------------------------------------------------------------------------------
                                                                       424,123
--------------------------------------------------------------------------------
UTILITIES--1.7%
      19,220       Cleco Corp.                                         386,514
--------------------------------------------------------------------------------
                   TOTAL COMMON STOCKS
                   (Identified Cost--$23,559,136)                   22,086,048
==============================================================================--
SHORT-TERM OBLIGATIONS
AT AMORTIZED COST--4.8%
                   State Street Bank Repurchase Agreement,
                     2.55% due 11/1/01; proceeds at maturity
                     $1,118,079 (Fully collateralized by
                     United States Treasury Bonds,
                     6.25% due 5/15/30 valued at $1,145,426)
                     (Identified Cost--$1,118,000)                   1,118,000
==============================================================================--
                   TOTAL INVESTMENTS
                   (Identified Cost -- $24,677,136)                $23,204,048
==============================================================================--

ADRs--American Depositary Receipts
* Non-income producing securities


                      SEE NOTES TO FINANCIAL STATEMENTS.

                    18 | 2001 Annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES                          OCTOBER 31, 2001
--------------------------------------------------------------------------------
ASSETS:
     Investments at value (Note 1A)
       (Identified Cost, $23,559,136)                              $22,086,048
     Short-term holdings at amortized cost (Note 1A)
       (Identified Cost, $1,118,000)                                 1,118,000
     Cash                                                              824,231
     Dividends and interest receivable                                   7,894
--------------------------------------------------------------------------------
     TOTAL ASSETS                                                   24,036,173
--------------------------------------------------------------------------------
LIABILITIES:
     Payable for investments purchased                                 108,358
     Payable to affiliates-- Management fees (Note 2)                   15,359
     Accrued expenses and other liabilities                             50,830
--------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                 174,547
--------------------------------------------------------------------------------
NET ASSETS                                                         $23,861,626
================================================================================
REPRESENTED BY: PAID-IN CAPITAL FOR BENEFICIAL INTERESTS           $23,861,626
================================================================================


                      SEE NOTES TO FINANCIAL STATEMENTS.

                   19 | 2001 Annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31, 2001
INVESTMENT INCOME:
    Interest income                                                $    182,382
    Dividend income                                                     144,203
--------------------------------------------------------------------------------
    TOTAL INVESTMENT INCOME                                             326,585
--------------------------------------------------------------------------------
EXPENSES:
    Management fees (Note 2)                                            323,064
    Custody and fund accounting fees                                     85,799
    Audit fees                                                           38,615
    Legal fees                                                           31,800
    Trustees fees                                                         7,311
    Other                                                                 5,516
--------------------------------------------------------------------------------
    TOTAL EXPENSES                                                      492,105
    Less: Aggregate amount waived by the Manager (Note 2)              (125,981)
--------------------------------------------------------------------------------
    NET EXPENSES                                                        366,124
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                     (39,539)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
    Net realized loss from investment transactions                   (2,612,033)
    Unrealized depreciation of investments                          (12,777,478)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                     (15,389,511)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(15,429,050)
================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

                     20 | 2001 Annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,                           2001              2000
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
   Net investment loss                            $   (39,539)      $  (282,510)
   Net realized gain (loss) on
     investment transactions                       (2,612,033)       44,261,269
   Unrealized depreciation of investments         (12,777,478)      (13,053,084)
--------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                    (15,429,050)       30,925,675
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
   Proceeds from contributions                     17,640,389        27,137,765
   Value of withdrawals                           (34,890,729)      (98,473,742)
--------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS FROM
     CAPITAL TRANSACTIONS                         (17,250,340)      (71,335,977)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                        (32,679,390)      (40,410,302)
--------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                             56,541,016        96,951,318
--------------------------------------------------------------------------------
   END OF PERIOD                                  $23,861,626       $56,541,016
================================================================================


--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                           TEN MONTHS
                                                                 YEAR ENDED OCTOBER 31,                       ENDED      YEAR ENDED
                                                   ---------------------------------------------------     OCTOBER 31,  DECEMBER 31,
                                                     2001          2000          1999           1998          1997           1996
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)           $23,862       $56,541       $96,951       $194,671       $49,598        $47,142
Ratio of expenses to average net assets               0.85%         0.85%         0.86%          0.88%         0.85%*         0.61%
Ratio of net investment income
   (loss) to average net assets                      (0.09)%       (0.33)%       (0.54)%        (0.50)%       (0.37)%*        0.15%
Portfolio turnover                                      57%           81%          104%            51%          108%            89%

NOTE: IF AGENTS OF THE PORTFOLIO HAD NOT VOLUNTARILY  WAIVED A PORTION OF THEIR FEES AND ASSUMED PORTFOLIO  EXPENSES FOR THE PERIODS
      INDICATED, THE RATIOS WOULD HAVE BEEN AS FOLLOWS:

RATIOS:
Expenses to average net assets                        1.14%         0.85%         0.86%          0.88%         1.04%*         1.17%
Net investment loss to average
   net assets                                        (0.38)%       (0.33)%       (0.54)%        (0.50)%       (0.56)%*       (0.41)%
====================================================================================================================================

* ANNUALIZED

                       See Notes to Financial Statements.

                     21 | 2001 Annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

Small Cap Growth Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is CitiFund Management Inc. ("the Manager"). On April 1, 2001, Citibank N.A., transferred its asset management business, including management of the Fund to its newly formed affiliate, the Manager.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

C.   U.S. FEDERAL INCOME TAXES   The Portfolio is considered a partnership under
the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

E. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

F. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.


2.   Management Fees

The Manager is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. The Manager also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

                     22 | 2001 Annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The management fees paid to the Manager amounted to $323,064 of which $125,981 was voluntarily waived for the year ended October 31, 2001. Management fees are computed at the annual rate of 0.75% of the Portfolio's average daily net assets.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Trust from the Manager or its affiliates.


3.   Purchases and Sales of Investments

Purchases  and  sales  of  investments,   other  than  short-term   obligations,
aggregated $22,398,816 and $40,612,886, respectively, for the year ended October 31, 2001.


4.   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 2001, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $23,559,136
================================================================================

Gross unrealized appreciation                                    $ 2,361,828
Gross unrealized depreciation                                     (3,834,916)
--------------------------------------------------------------------------------
Net unrealized depreciation                                      $(1,473,088)
================================================================================


5.   Line of Credit

The Portfolio, along with various other Portfolios in the family of funds, entered into an ongoing line of credit agreement with a bank which allows the funds and Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended October 31, 2001, the commitment fee allocated to the Portfolio was $75. Since the line of credit was established, there have been no borrowings.

6.   Subsequent Event

On October 29, 2001, the Board of Trustees approved the termination of the Portfolio effective November 1, 2001. The owners of beneficial interest in the Portfolio as of November 1, 2001, received their respective share of the Portfolio's net assets.


                     23 | 2001 Annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE TRUSTEES AND THE INVESTORS OF
SMALL CAP GROWTH PORTFOLIO:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Small Cap Growth Portfolio (the
"Fund"), a series of the Premium Portfolios, at October 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.





PricewaterhouseCoopers LLP
Boston, Massachusetts
December 14, 2001


                     24 | 2001 Annual Report to Shareholders